LOSS BEFORE TAXATION	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
LOSS BEFORE TAXATION

6. LOSS BEFORE TAXATION

	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Finance costs
Interest expense on lease liabilities	54	82
Interest expense on note payables	235	628
Depreciation of fixed assets	121	163
Depreciation charge of right-of-use assets for leases	100	148
Marketing and promotion expense	728	808